LVIP SSGA S&P 500 Index Fund
Schedule of Investments
March 31, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.76%
Aerospace & Defense–1.98%
Boeing	186,389	$ 27,798,055
General Dynamics	81,480	10,780,619
Howmet Aerospace	136,660	2,194,760
Huntington Ingalls Industries	14,400	2,623,824
L3Harris Technologies	76,806	13,834,297
Lockheed Martin	86,502	29,319,853
Northrop Grumman	54,533	16,498,959
Raytheon	96,801	12,695,451
Raytheon Technologies	282,761	26,672,845
Textron	78,822	2,102,183
TransDigm Group	17,400	5,571,306
		150,092,152
Air Freight & Logistics–0.53%
CH Robinson Worldwide	47,827	3,166,147
Expeditors International of Washington	57,676	3,848,143
FedEx	83,303	10,101,322
United Parcel Service Class B	246,924	23,067,640
		40,183,252
Airlines–0.22%
Alaska Air Group	39,500	1,124,565
American Airlines Group	134,800	1,643,212
Delta Air Lines	197,200	5,626,116
Southwest Airlines	165,381	5,889,217
†United Airlines Holdings	75,200	2,372,560
		16,655,670
Auto Components–0.08%
Aptiv	86,624	4,265,366
BorgWarner	69,198	1,686,355
		5,951,721
Automobiles–0.22%
Ford Motor	1,395,402	6,739,792
General Motors	437,306	9,087,219
Harley-Davidson	57,393	1,086,449
		16,913,460
Banks–4.06%
Bank of America	2,825,501	59,985,386
Citigroup	761,262	32,064,355
Citizens Financial Group	151,300	2,845,953
Comerica	46,952	1,377,572
Fifth Third Bancorp	256,667	3,811,505
First Republic Bank	59,000	4,854,520
Huntington Bancshares	350,920	2,881,053
JPMorgan Chase & Co.	1,095,160	98,597,255
KeyCorp	334,794	3,471,814
M&T Bank	45,785	4,735,543
People's United Financial	155,317	1,716,253
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
PNC Financial Services Group	152,346	$ 14,582,559
Regions Financial	350,214	3,141,420
†SVB Financial Group	17,700	2,674,116
Truist Financial	466,342	14,381,987
US Bancorp	494,556	17,037,454
Wells Fargo & Co.	1,342,382	38,526,363
Zions Bancorp	55,242	1,478,276
		308,163,384
Beverages–1.85%
Brown-Forman Class B	62,850	3,488,804
Coca-Cola	1,345,697	59,547,092
Constellation Brands Class A	58,335	8,362,906
Molson Coors Beverage Class B	66,717	2,602,630
†Monster Beverage	136,751	7,693,611
PepsiCo	486,575	58,437,657
		140,132,700
Biotechnology–2.39%
AbbVie	515,710	39,291,945
†Alexion Pharmaceuticals	79,305	7,120,796
Amgen	207,257	42,017,211
†Biogen	63,549	20,105,633
Gilead Sciences	441,049	32,972,823
†Incyte	61,300	4,488,999
†Regeneron Pharmaceuticals	27,762	13,555,907
†Vertex Pharmaceuticals	90,600	21,558,270
		181,111,584
Building Products–0.32%
Allegion	33,825	3,112,577
AO Smith	46,500	1,758,165
Fortune Brands Home & Security	49,400	2,136,550
Johnson Controls International	269,089	7,254,639
Masco	100,421	3,471,554
Trane Technologies	83,575	6,902,459
		24,635,944
Capital Markets–2.60%
Ameriprise Financial	44,482	4,558,515
Bank of New York Mellon	291,903	9,831,293
BlackRock	40,991	18,034,810
Cboe Global Markets	40,200	3,587,850
Charles Schwab	397,225	13,354,705
CME Group	126,253	21,830,406
E*TRADE Financial	82,343	2,826,012
Franklin Resources	102,756	1,714,998
Goldman Sachs Group	112,286	17,358,293
Intercontinental Exchange	193,630	15,635,622
Invesco	132,339	1,201,638
LVIP SSGA S&P 500 Index Fund–1

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
MarketAxess Holdings	13,300	$ 4,423,181
Moody's	56,442	11,937,483
Morgan Stanley	404,820	13,763,880
MSCI	29,500	8,524,320
Nasdaq	41,577	3,947,736
Northern Trust	72,784	5,492,281
Raymond James Financial	42,000	2,654,400
S&P Global	86,079	21,093,659
State Street	130,390	6,945,875
T. Rowe Price Group	83,635	8,166,958
		196,883,915
Chemicals–1.67%
Air Products & Chemicals	76,599	15,289,926
Albemarle	34,300	1,933,491
Celanese	43,900	3,221,821
CF Industries Holdings	75,490	2,053,328
Corteva	268,627	6,312,734
†Dow	265,427	7,761,085
DuPont de Nemours	264,927	9,034,011
Eastman Chemical	44,727	2,083,384
Ecolab	87,159	13,581,987
FMC	43,501	3,553,597
International Flavors & Fragrances	36,720	3,748,378
Linde	187,280	32,399,440
LyondellBasell Industries Class A	92,580	4,594,745
Mosaic	113,047	1,223,169
PPG Industries	82,456	6,893,322
Sherwin-Williams	28,516	13,103,672
		126,788,090
Commercial Services & Supplies–0.40%
Cintas	30,108	5,215,308
†Copart	71,600	4,906,032
Republic Services	75,737	5,684,819
Rollins	48,750	1,761,825
Waste Management	135,571	12,548,452
		30,116,436
Communications Equipment–0.98%
†Arista Networks	18,800	3,807,940
Cisco Systems	1,480,524	58,199,398
†F5 Networks	19,796	2,110,847
Juniper Networks	111,704	2,138,015
Motorola Solutions	61,302	8,148,262
		74,404,462
Construction & Engineering–0.07%
Jacobs Engineering Group	45,434	3,601,553
Quanta Services	44,687	1,417,919
		5,019,472
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials–0.12%
Martin Marietta Materials	21,200	$ 4,011,676
Vulcan Materials	46,463	5,021,256
		9,032,932
Consumer Finance–0.47%
American Express	236,450	20,242,485
Capital One Financial	162,130	8,174,595
Discover Financial Services	113,311	4,041,803
Synchrony Financial	201,868	3,248,056
		35,706,939
Containers & Packaging–0.34%
†Amcor	568,508	4,616,285
Avery Dennison	28,643	2,917,862
Ball	112,856	7,297,269
International Paper	133,201	4,146,547
Packaging Corp. of America	33,600	2,917,488
Sealed Air	54,097	1,336,737
WestRock	88,318	2,495,867
		25,728,055
Distributors–0.08%
Genuine Parts	52,741	3,551,052
†LKQ	104,600	2,145,346
		5,696,398
Diversified Consumer Services–0.01%
H&R Block	64,514	908,357
		908,357
Diversified Financial Services–1.65%
†Berkshire Hathaway Class B	683,069	124,885,505
		124,885,505
Diversified Telecommunication Services–2.05%
AT&T	2,550,040	74,333,666
CenturyLink	355,177	3,359,975
Verizon Communications	1,443,758	77,573,117
		155,266,758
Electric Utilities–2.23%
Alliant Energy	84,600	4,085,334
American Electric Power	171,678	13,730,806
Duke Energy	256,948	20,781,954
Edison International	125,204	6,859,927
Entergy	71,472	6,716,224
Evergy	77,599	4,271,825
Eversource Energy	112,774	8,820,055
Exelon	337,556	12,425,436
FirstEnergy	188,506	7,553,435
NextEra Energy	170,458	41,015,604
NRG Energy	82,255	2,242,271
Pinnacle West Capital	39,783	3,015,154
PPL	268,298	6,621,595

LVIP SSGA S&P 500 Index Fund–2

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Southern	369,526	$ 20,006,138
Xcel Energy	181,877	10,967,183
		169,112,941
Electrical Equipment–0.44%
AMETEK	79,900	5,754,398
Eaton	143,517	11,149,836
Emerson Electric	211,830	10,093,699
Rockwell Automation	41,490	6,261,256
		33,259,189
Electronic Equipment, Instruments & Components–0.49%
Amphenol Class A	103,332	7,530,836
CDW	51,700	4,822,059
Corning	263,160	5,405,306
FLIR Systems	43,950	1,401,566
†IPG Photonics	11,200	1,235,136
†Keysight Technologies	65,600	5,489,408
TE Connectivity	119,811	7,545,697
†Zebra Technologies Class A	18,700	3,433,320
		36,863,328
Energy Equipment & Services–0.18%
Baker Hughes	223,497	2,346,719
Halliburton	301,737	2,066,898
Helmerich & Payne	34,308	536,920
National Oilwell Varco	124,690	1,225,703
Schlumberger	495,873	6,689,327
TechnipFMC	140,616	947,752
		13,813,319
Entertainment–2.00%
Activision Blizzard	267,100	15,887,108
†Electronic Arts	101,279	10,145,117
†Live Nation Entertainment	49,200	2,236,632
†Netflix	152,900	57,413,950
†Take-Two Interactive Software	40,800	4,839,288
Walt Disney	629,135	60,774,441
		151,296,536
Equity Real Estate Investment Trusts–2.91%
Alexandria Real Estate Equities	42,900	5,879,874
American Tower	154,403	33,621,253
Apartment Investment & Management Class A	48,597	1,708,185
AvalonBay Communities	50,048	7,365,564
Boston Properties	51,812	4,778,621
Crown Castle International	146,565	21,163,986
Digital Realty Trust	91,300	12,682,483
Duke Realty	132,800	4,300,064
Equinix	29,642	18,513,504
Equity Residential	121,842	7,518,870
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Essex Property Trust	23,200	$ 5,109,568
Extra Space Storage	46,800	4,481,568
Federal Realty Investment Trust	24,600	1,835,406
Four Corners Property Trust	1	19
Healthpeak Properties	168,523	4,019,274
Host Hotels & Resorts	243,951	2,693,219
Iron Mountain	98,400	2,341,920
Kimco Realty	143,945	1,391,948
Mid-America Apartment Communities	39,200	4,038,776
Prologis	260,187	20,911,229
Public Storage	52,251	10,377,571
Realty Income	111,900	5,579,334
Regency Centers	56,200	2,159,766
SBA Communications	39,200	10,582,824
Simon Property Group	110,148	6,042,719
SL Green Realty	29,300	1,262,830
UDR	103,400	3,778,236
Ventas	134,995	3,617,866
Vornado Realty Trust	56,074	2,030,439
Welltower	141,601	6,482,494
Weyerhaeuser	261,407	4,430,849
		220,700,259
Food & Staples Retailing–1.70%
Costco Wholesale	154,148	43,952,219
Kroger	286,746	8,636,790
Sysco	176,818	8,068,205
Walgreens Boots Alliance	260,262	11,906,987
Walmart	494,995	56,241,332
		128,805,533
Food Products–1.23%
Archer-Daniels-Midland	199,623	7,022,737
Campbell Soup	61,550	2,841,148
Conagra Brands	165,152	4,845,560
General Mills	209,712	11,066,502
Hershey	53,230	7,052,975
Hormel Foods	100,172	4,672,022
JM Smucker	40,047	4,445,217
Kellogg	89,577	5,373,724
Kraft Heinz	213,124	5,272,688
Lamb Weston Holdings	48,500	2,769,350
McCormick & Co Non-Voting Shares	44,419	6,272,407
Mondelez International Class A	507,408	25,410,993
Tyson Foods Class A	105,850	6,125,539
		93,170,862
Gas Utilities–0.05%
Atmos Energy	40,800	4,048,584
		4,048,584

LVIP SSGA S&P 500 Index Fund–3

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies–3.67%
Abbott Laboratories	616,580	$ 48,654,328
†ABIOMED	14,800	2,148,368
†Align Technology	24,900	4,331,355
Baxter International	177,422	14,404,892
Becton Dickinson & Co.	95,313	21,900,068
†Boston Scientific	484,587	15,812,074
Cooper	17,900	4,934,493
Danaher	222,801	30,837,886
DENTSPLY SIRONA	73,175	2,841,385
†Edwards Lifesciences	72,516	13,677,968
†Hologic	97,400	3,418,740
†IDEXX Laboratories	30,000	7,267,200
†Intuitive Surgical	40,769	20,189,217
Medtronic	467,496	42,158,789
ResMed	51,500	7,585,435
STERIS	29,400	4,115,118
Stryker	113,512	18,898,613
Teleflex	16,700	4,890,762
†Varian Medical Systems	32,032	3,288,405
Zimmer Biomet Holdings	71,790	7,256,533
		278,611,629
Health Care Providers & Services–2.91%
AmerisourceBergen	50,878	4,502,703
Anthem	89,388	20,294,652
Cardinal Health	101,061	4,844,864
†Centene	202,974	12,058,685
Cigna	131,602	23,317,242
CVS Health	453,242	26,890,848
†DaVita	32,428	2,466,474
HCA Healthcare	94,600	8,499,810
†Henry Schein	50,100	2,531,052
Humana	46,032	14,454,969
†Laboratory Corp of America Holdings	33,347	4,214,727
McKesson	55,894	7,560,222
Quest Diagnostics	47,411	3,807,103
UnitedHealth Group	330,746	82,481,438
Universal Health Services Class B	27,300	2,704,884
		220,629,673
Health Care Technology–0.09%
Cerner	112,629	7,094,501
		7,094,501
Hotels, Restaurants & Leisure–1.50%
Carnival	131,691	1,734,370
†Chipotle Mexican Grill	8,922	5,838,557
Darden Restaurants	40,130	2,185,480
Hilton Worldwide Holdings	98,400	6,714,816
Las Vegas Sands	121,400	5,155,858
Marriott International Class A	94,527	7,071,565
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
McDonald's	262,718	$ 43,440,421
MGM Resorts International	179,000	2,112,200
†Norwegian Cruise Line Holdings	72,600	795,696
Royal Caribbean Cruises	58,800	1,891,596
Starbucks	411,606	27,058,978
Wynn Resorts	32,450	1,953,166
Yum Brands	108,324	7,423,444
		113,376,147
Household Durables–0.30%
DR Horton	121,074	4,116,516
Garmin	48,424	3,629,863
Leggett & Platt	41,536	1,108,180
Lennar Class A	96,743	3,695,583
†Mohawk Industries	19,800	1,509,552
Newell Brands	137,703	1,828,696
†NVR	1,260	3,237,079
PulteGroup	83,941	1,873,563
Whirlpool	21,708	1,862,546
		22,861,578
Household Products–1.90%
Church & Dwight	88,200	5,660,676
Clorox	43,785	7,585,751
Colgate-Palmolive	302,052	20,044,171
Kimberly-Clark	119,131	15,233,281
Procter & Gamble	870,731	95,780,410
		144,304,289
Independent Power and Renewable Electricity Producers–0.04%
AES	241,115	3,279,164
		3,279,164
Industrial Conglomerates–1.27%
3M	200,371	27,352,645
General Electric	3,077,683	24,436,803
Honeywell International	249,172	33,336,722
Roper Technologies	36,064	11,245,116
		96,371,286
Insurance–2.02%
Aflac	254,322	8,707,985
Allstate	112,772	10,344,576
American International Group	311,644	7,557,367
Aon	81,396	13,433,596
Arthur J. Gallagher & Co.	67,100	5,469,321
Assurant	21,316	2,218,782
Chubb	159,746	17,842,031
Cincinnati Financial	53,375	4,027,144
Everest Re Group	13,900	2,674,638
Globe Life	35,379	2,546,227

LVIP SSGA S&P 500 Index Fund–4

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Hartford Financial Services Group	122,089	$ 4,302,416
✱Lincoln National	66,336	1,745,963
Loews	88,408	3,079,251
Marsh & McLennan	175,469	15,171,050
MetLife	279,815	8,553,945
Principal Financial Group	86,533	2,711,944
Progressive	203,318	15,013,001
Prudential Financial	144,025	7,509,463
Travelers	89,806	8,922,226
Unum Group	72,311	1,085,388
Willis Towers Watson	44,773	7,604,694
WR Berkley	50,200	2,618,934
		153,139,942
Interactive Media & Services–5.14%
†Alphabet Class A	104,620	121,563,209
†Alphabet Class C	104,398	121,395,038
†Facebook Class A	840,400	140,178,720
†Twitter	270,700	6,648,392
		389,785,359
Internet & Direct Marketing Retail–4.14%
†Amazon.com	145,458	283,602,372
†Booking Holdings	14,575	19,608,039
eBay	273,744	8,228,745
Expedia Group	46,549	2,619,312
		314,058,468
IT Services–5.48%
Accenture Class A	221,467	36,156,702
†Akamai Technologies	56,603	5,178,608
Alliance Data Systems	15,600	524,940
Automatic Data Processing	152,468	20,839,326
Broadridge Financial Solutions	41,400	3,925,962
Cognizant Technology Solutions Class A	190,516	8,853,279
DXC Technology	86,850	1,133,393
Fidelity National Information Services	214,189	26,053,950
†Fiserv	201,224	19,114,268
†FleetCor Technologies	30,300	5,652,162
†Gartner	29,600	2,947,272
Global Payments	104,545	15,078,525
International Business Machines	308,763	34,251,080
Jack Henry & Associates	27,800	4,315,672
Leidos Holdings	48,100	4,408,365
Mastercard Class A	309,920	74,864,275
Paychex	114,176	7,183,954
†PayPal Holdings	409,544	39,209,743
†VeriSign	37,087	6,678,998
Visa Class A	597,728	96,305,935
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
Western Union	141,287	$ 2,561,533
		415,237,942
Leisure Products–0.04%
Hasbro	43,484	3,111,280
		3,111,280
Life Sciences Tools & Services–1.08%
Agilent Technologies	110,837	7,938,146
†Illumina	51,100	13,956,432
†IQVIA Holdings	64,700	6,978,542
†Mettler-Toledo International	8,700	6,007,437
PerkinElmer	39,275	2,956,622
Thermo Fisher Scientific	139,853	39,662,311
†Waters	22,616	4,117,243
		81,616,733
Machinery–1.40%
Caterpillar	194,781	22,602,387
Cummins	52,929	7,162,352
Deere & Co.	109,500	15,128,520
Dover	49,451	4,150,917
Flowserve	41,684	995,831
Fortive	103,371	5,705,046
IDEX	27,600	3,811,836
Illinois Tool Works	101,719	14,456,304
†Ingersoll Rand	116,081	2,878,809
PACCAR	120,655	7,375,640
Parker-Hannifin	46,182	5,991,191
Pentair	58,794	1,749,709
Snap-on	18,275	1,988,686
Stanley Black & Decker	51,840	5,184,000
Wabtec	62,009	2,984,493
Xylem	63,273	4,120,970
		106,286,691
Media–1.29%
†Charter Communications Class A	54,600	23,822,526
Comcast Class A	1,584,244	54,466,309
†Discovery Class A	52,143	1,013,660
†Discovery Class C	118,455	2,077,701
†DISH Network Class A	88,313	1,765,377
Fox Class A	128,919	3,046,356
†Fox Class B	53,366	1,221,014
Interpublic Group	142,380	2,305,132
News Class A	135,890	1,219,613
News Class B	38,200	343,418
Omnicom Group	73,897	4,056,945
ViacomCBS Class B	184,900	2,590,449
		97,928,500
Metals & Mining–0.26%
Freeport-McMoRan	510,861	3,448,312

LVIP SSGA S&P 500 Index Fund–5

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
Newmont	284,932	$ 12,901,721
Nucor	103,243	3,718,813
		20,068,846
Multiline Retail–0.50%
Dollar General	88,429	13,353,663
†Dollar Tree	84,783	6,229,007
Kohl's	52,803	770,396
Macy's	99,117	486,664
Nordstrom	36,011	552,409
Target	176,238	16,384,847
		37,776,986
Multi-Utilities–1.11%
Ameren	88,301	6,430,962
CenterPoint Energy	183,335	2,832,526
CMS Energy	99,338	5,836,107
Consolidated Edison	118,912	9,275,136
Dominion Energy	290,052	20,938,854
DTE Energy	65,892	6,257,763
NiSource	132,095	3,298,412
Public Service Enterprise Group	176,289	7,917,139
Sempra Energy	97,888	11,060,365
WEC Energy Group	112,758	9,937,363
		83,784,627
Oil, Gas & Consumable Fuels–2.43%
Apache	125,026	522,609
Cabot Oil & Gas	145,796	2,506,233
Chevron	659,734	47,804,326
Concho Resources	72,900	3,123,765
ConocoPhillips	381,010	11,735,108
Devon Energy	134,314	928,110
Diamondback Energy	54,700	1,433,140
EOG Resources	202,602	7,277,464
Exxon Mobil	1,476,510	56,063,085
Hess	93,920	3,127,536
HollyFrontier	51,300	1,257,363
Kinder Morgan	677,781	9,434,711
Marathon Oil	278,229	915,373
Marathon Petroleum	221,230	5,225,453
Noble Energy	163,585	988,053
Occidental Petroleum	304,638	3,527,708
ONEOK	138,977	3,031,088
Phillips 66	159,171	8,539,524
Pioneer Natural Resources	56,014	3,929,382
Valero Energy	147,745	6,701,713
Williams	435,418	6,161,165
		184,232,909
Personal Products–0.17%
Coty Class A	88,073	454,456
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Personal Products (continued)
Estee Lauder Class A	77,367	$ 12,327,658
		12,782,114
Pharmaceuticals–5.06%
Allergan	115,703	20,491,001
Bristol-Myers Squibb	817,666	45,576,703
Eli Lilly & Co.	294,628	40,870,796
Johnson & Johnson	919,081	120,519,091
Merck & Co.	888,581	68,367,422
†Mylan	169,905	2,533,284
Perrigo	48,551	2,334,818
Pfizer	1,931,348	63,039,199
Zoetis	167,821	19,750,853
		383,483,167
Professional Services–0.32%
Equifax	41,518	4,959,325
IHS Markit	139,600	8,376,000
Nielsen Holdings	116,700	1,463,418
Robert Half International	41,817	1,578,592
Verisk Analytics	57,100	7,958,598
		24,335,933
Real Estate Management & Development–0.06%
†CBRE Group Class A	120,876	4,558,234
		4,558,234
Road & Rail–0.98%
CSX	270,404	15,494,149
JB Hunt Transport Services	28,800	2,656,224
Kansas City Southern	35,738	4,545,159
Norfolk Southern	90,632	13,232,272
Old Dominion Freight Line	32,400	4,252,824
Union Pacific	242,002	34,131,962
		74,312,590
Semiconductors & Semiconductor Equipment–4.46%
†Advanced Micro Devices	412,200	18,746,856
Analog Devices	127,856	11,462,290
Applied Materials	321,253	14,719,812
Broadcom	138,285	32,787,374
Intel	1,518,628	82,188,147
KLA	56,521	8,124,329
Lam Research	50,450	12,108,000
Maxim Integrated Products	92,100	4,476,981
Microchip Technology	85,703	5,810,663
†Micron Technology	390,159	16,410,088
NVIDIA	213,510	56,281,236
†Qorvo	41,300	3,330,019
QUALCOMM	397,924	26,919,559
Skyworks Solutions	59,300	5,300,234
Texas Instruments	325,924	32,569,585
Xilinx	90,155	7,026,681
		338,261,854

LVIP SSGA S&P 500 Index Fund–6

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software–8.52%
†Adobe	168,900	$ 53,750,736
†ANSYS	29,900	6,950,853
†Autodesk	76,403	11,926,508
†Cadence Design Systems	100,600	6,643,624
Citrix Systems	40,556	5,740,702
†Fortinet	51,100	5,169,787
Intuit	91,740	21,100,200
Microsoft	2,665,188	420,326,799
NortonLifeLock	207,425	3,880,922
Oracle	755,478	36,512,252
†Paycom Software	16,600	3,353,366
†salesforce.com	309,436	44,552,595
†ServiceNow	65,600	18,799,648
†Synopsys	53,900	6,941,781
		645,649,773
Specialty Retail–2.16%
Advance Auto Parts	24,000	2,239,680
†AutoZone	8,327	7,044,642
Best Buy	79,777	4,547,289
†CarMax	56,509	3,041,879
Gap	75,150	529,056
Home Depot	380,785	71,096,367
L Brands	72,043	832,817
Lowe's	270,097	23,241,847
†O'Reilly Automotive	26,357	7,934,775
Ross Stores	125,526	10,916,996
Tiffany & Co.	37,415	4,845,243
TJX	427,392	20,433,612
Tractor Supply	42,900	3,627,195
†Ulta Beauty	20,700	3,636,990
		163,968,388
Technology Hardware, Storage & Peripherals–5.24%
Apple	1,459,189	371,057,171
Hewlett Packard Enterprise	450,076	4,370,238
HP	530,176	9,203,855
NetApp	82,843	3,453,725
Seagate Technology	77,672	3,790,394
Western Digital	107,234	4,463,079
†Xerox Holdings	64,996	1,231,024
		397,569,486
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–0.64%
†Capri Holdings	51,100	$ 551,369
Hanesbrands	122,200	961,714
NIKE Class B	434,468	35,947,883
PVH	26,133	983,646
Ralph Lauren	18,372	1,227,801
Tapestry	96,734	1,252,705
†Under Armour Class A	63,800	587,598
†Under Armour Class C	64,252	517,871
VF	114,352	6,184,156
		48,214,743
Tobacco–0.86%
Altria Group	658,301	25,456,500
Philip Morris International	542,616	39,589,263
		65,045,763
Trading Companies & Distributors–0.17%
Fastenal	205,706	6,428,312
†United Rentals	24,700	2,541,630
WW Grainger	14,953	3,715,821
		12,685,763
Water Utilities–0.10%
American Water Works	64,800	7,747,488
		7,747,488
Wireless Telecommunication Services–0.13%
†T-Mobile US	113,200	9,497,480
		9,497,480
Total Common Stock (Cost $4,314,980,696)		7,487,017,063

MONEY MARKET FUND–1.06%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.32%)	80,633,030	80,633,030
Total Money Market Fund (Cost $80,633,030)		80,633,030

TOTAL INVESTMENTS–99.82% (Cost $4,395,613,726)	7,567,650,093
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.18%	13,826,898
NET ASSETS APPLICABLE TO 450,043,622 SHARES OUTSTANDING–100.00%	$7,581,476,991

† Non-income producing.
✱ Considered an affiliated investment. See Note 2 in “Notes.”
LVIP SSGA S&P 500 Index Fund–7

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at March 31, 2020:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
749	E-mini S&P 500 Index	$96,235,265	$95,513,254	6/19/20	$722,011	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2020.

Summary of Abbreviations:
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes.
LVIP SSGA S&P 500 Index Fund–8

LVIP SSGA S&P 500 Index Fund
Notes
March 31, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA S&P 500 Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.
 Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$7,487,017,063	$—	$—	$7,487,017,063
Money Market Fund	80,633,030	—	—	80,633,030
Total Investments	$7,567,650,093	$—	$—	$7,567,650,093
Derivatives:

Assets:
Futures Contract	$722,011	$—	$—	$722,011
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA S&P 500 Index Fund–9

LVIP SSGA S&P 500 Index Fund
Notes (continued)
3. Transactions with Affiliates
The Fund has investments in Lincoln National Corporation, the parent company of LIAC. Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended March 31, 2020 were as follows:
	Value 12/31/19	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/20	Number of Shares 3/31/20	Dividends	Capital Gain Distributions
Common Stock-0.02%@
Insurance-0.02%@
Lincoln National	$3,914,487	$—	$—	$—	$(2,168,524)	$1,745,963	66,336	$26,534	$—

@ As a percentage of Net Assets as of March 31, 2020.
4. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. The Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP SSGA S&P 500 Index Fund–10